Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for income tax
Non-cash investing and financing activities:
Shares issued to acquire property and equipment				2
Shares issued to settle debt				34,060
Shares issued to settle related party debt				$ 966,160